SHARE BASED COMPENSATION - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	Oct. 30, 2015 shares	Jul. 16, 2010 shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	May 29, 2014 shares
SHARE-BASED COMPENSATION
Aggregate intrinsic value of options exercise | $			$ 22		$ 248		$ 306
Share based compensation expense			$ 6,308	¥ 43,916		¥ 59,538		¥ 47,129
Dermot Entities
SHARE-BASED COMPENSATION
Share based compensation expense | ¥				¥ 0		¥ 0		¥ 5,752
Performance Based Awards | One or Four-Year Period
SHARE-BASED COMPENSATION
Share based compensation, RSUs granted			464,120	464,120	487,368	487,368	611,111	611,111
Performance Based Awards | Option One
SHARE-BASED COMPENSATION
Performance review period			1 year	1 year
Performance Based Awards | Option Two
SHARE-BASED COMPENSATION
Performance review period			4 years	4 years
Restricted Stock Units (RSUs)
SHARE-BASED COMPENSATION
Share based compensation, RSUs granted			544,120	544,120
Aggregate fair value, unvested			$ 19,547						¥ 136,082
Weighted-average grant-date fair value | $ / shares			$ 7.67		$ 6.39		$ 6.31
Total fair value vested | $			$ 6,185		$ 9,422		$ 18,238
Unrecognized share-based compensation cost			$ 8,606						¥ 59,913
Unrecognized compensation costs, weighted-average recognition period			2 years 6 months	2 years 6 months
Minimum Performance Target
SHARE-BASED COMPENSATION
Share based compensation, RSUs granted			64,000	64,000	2,188,226	2,188,226
Market Based Awards
SHARE-BASED COMPENSATION
Share based compensation, RSUs granted			16,000	16,000	547,056	547,056
2014 Plan
SHARE-BASED COMPENSATION
Share based compensation, option expiry period	10 years
2014 Plan | Maximum
SHARE-BASED COMPENSATION
Share based compensation, maximum aggregate number of ordinary shares to be issued	39,606,817									20,461,380
Share based compensation, option vesting period	4 years
Share based compensation arrangement by share based payment award maximum annual plan percentage increase to number of shares available for grant	15.00%
2014 Plan | Minimum
SHARE-BASED COMPENSATION
Share based compensation, option vesting period	3 years
2010 Plan
SHARE-BASED COMPENSATION
Share based compensation, option expiry period		10 years
Share based compensation, option outstanding			1,445,345		1,479,214	1,479,214			1,445,345
Share based compensation, aggregate intrinsic value			$ 1,005						¥ 6,997
Share based compensation, fair value of option outstanding at grant date			2,084						¥ 14,508
Share based compensation, fair value of shares exercised during the period | $			$ 42		$ 239		$ 404
2010 Plan | Maximum
SHARE-BASED COMPENSATION
Share based compensation, maximum aggregate number of ordinary shares to be issued		39,272,595
Share based compensation, option vesting period		4 years
2010 Plan | Minimum
SHARE-BASED COMPENSATION
Share based compensation, option vesting period		3 years